Inventories (Tables)	12 Months Ended
Jun. 30, 2022
Inventories
Schedule of inventories

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Finished goods	1,491,328	1,186,810
Low-value consumables	4,733	1,285
	1,496,061	1,188,095

Schedule of amount of inventories recognized as an expense and included in profit or loss

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,178,145	6,632,530	6,915,713
Write-down/(reversal of write-down) of inventories	68,343	(51,074)	(44,737)
Cost of inventories recognized in consolidated statements of profit or loss	6,246,488	6,581,456	6,870,976